INCOME TAXES - COMPONENTS OF INCOME TAX EXPENSE, RECONCILIATION, AND DEFERRED TAX ASSETS AND LIABILITIES (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
U.S.
Current					$ (4)	$ (7)	$ 4
Deferred					(5)	5
Non-U.S.
Current					(5)	2	2
Deferred					(9)	(34)	(24)
Total income tax benefit	$ 14	$ (7)	$ 26	$ (14)	(23)	(34)	(18)
Reconciliation between the U.S. federal income taxes at the U.S. statutory rate to the provision for income taxes
Loss from continuing operations before income taxes	67	(11)	92	(95)	(108)	(396)	(189)
Expected tax expense at U.S. statutory rate of 35%					(39)	(138)	(67)
Change resulting from:
State tax expense net of federal benefit						1
Non-U.S. tax rate differentials					(3)	21	11
Effects of non-U.S. operations					(2)	7	2
Non-taxable portion of gain on sale of businesses					(3)
Unrealized currency exchange gains and losses					1	(21)
Tax authority audits and dispute resolutions					(1)	4	2
Tax benefit of losses with valuation allowances as a result of other comprehensive income					(1)	(1)	(6)
Change in valuation allowance					27	96	39
Other, net					(2)	(3)	1
Total income tax benefit	14	(7)	26	(14)	$ (23)	$ (34)	$ (18)
U.S. income tax statutory rate (as a percent)					35.00%	35.00%	35.00%
Number of non-U.S. tax jurisdictions in which the entity is operating | item					25
Tax benefit from foreign exchange transactions						$ 11
Expense related to establishing contingent liabilities for potential non deductibility of the foreign currency losses						10
Components of loss before income taxes
U.S.					$ (7)	(18)	$ 8
Non-U.S.					(102)	(378)	(198)
Income (loss) from continuing operations before income taxes	67	$ (11)	92	$ (95)	(108)	(396)	(189)
Deferred income tax assets:
Net operating carryforwards					365	253
Pension and other employee compensation					58	53
Property, plant and equipment					28	59
Intangible assets					19	28
Other, net					36	55
Total					506	448
Total deferred income tax liabilities:
Property, plant and equipment					(126)	(100)
Pension and other employee compensation					(1)	(1)
Other, net					(4)	(1)
Total					(131)	(102)
Net deferred tax asset before valuation allowance					375	346
Valuation allowance					(245)	(241)	(156)	$ (158)
Net deferred tax asset					130	105
Non-current deferred tax asset	200		200		142	130
Non-current deferred tax liability	$ (9)		$ (9)		(12)	(25)
Non-US
Non-U.S.
Deferred					$ (1)	$ (1)	$ (6)